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MML Mid Cap Growth Fund
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MML SERIES INVESTMENT FUND
MML Mid Cap Growth Fund
(the “Fund”)
Supplement dated January 7, 2020 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective January 7, 2020, Wellington Management Company LLP (“Wellington Management”) was added as a subadviser of the Fund.

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The following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 58 of the Prospectus):

The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadvisers believe offer the potential for above-average earnings growth. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The subadvisers currently define “mid-cap” companies as those whose market capitalizations at the time of purchase fall within the market capitalization range of companies included in either the S&P MidCap 400® Index or the Russell Midcap® Growth Index (as of November 30, 2019, between $752 million and $79.14 billion). The Fund may invest up to 20% of its net assets in stocks whose market capitalizations at the time of investment are outside of that capitalization range. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 25% of its total assets in foreign securities. The Fund may at times have significant exposure to one or more industries or sectors, including the information technology sector. The Fund may hold a portion of its assets in cash or cash equivalents.

In selecting securities for the Fund, T. Rowe Price generally uses a “growth” approach, seeking to identify companies that it believes have proven products or services, a record of above-average earnings growth, demonstrated potential to sustain earnings growth, stock prices that appear to undervalue their growth prospects, or a connection to industries experiencing increasing demand. T. Rowe Price has the discretion to purchase some securities for the Fund that do not meet those investment criteria when it believes there is an opportunity for substantial appreciation. T. Rowe Price may sell securities for the Fund for a variety of reasons, such as, for example, to seek to secure gains, limit losses, or redeploy assets into more promising opportunities.

Wellington Management seeks to outperform the Russell Midcap Growth Index over full market cycles by investing in secular growth companies with high returns on invested capital that are attractively priced relative to their long-term earnings power. Key stock selection criteria include long-term earnings power, forecasted Return on Invested Capital, valuation, and quantitative risk factors. Portfolio weights are selected using a risk-based approach. The portfolio management process seeks to minimize sector risk as sector allocation is a fallout of the bottom-up security selection process.

Wellington Management will generally sell a security if one or more of the following occurs: the stock price rises to a point where the risk/reward outlook for the company is no longer considered attractive; company fundamentals deteriorate or the investment thesis changes; more attractive investment candidates are identified; or market capitalization exceeds guidelines.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE